COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - item				1 Months Ended																																											3 Months Ended	12 Months Ended
	Sep. 01, 2022	Jan. 21, 2015	Nov. 30, 2012	Feb. 29, 2024	Jul. 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	Apr. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Oct. 31, 2018	Sep. 30, 2018	Jul. 31, 2018	Jun. 30, 2018	Oct. 31, 2017	Sep. 30, 2017	Jul. 31, 2017	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Jul. 31, 2015	Mar. 31, 2021	Dec. 31, 2023	Dec. 31, 2022
COMMITMENTS AND CONTINGENCIES
Number of monocrystalline silicon photovoltaic cells																													72
Number of monocrystalline silicon photovoltaic half-cells																													144
Minimum module efficiency																													20.50%
Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)			13.94%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)			15.24%
First administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)																																														9.67%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)																																														20.94%
Second administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)														0.00%	3.96%																												3.96%	8.52%	9.67%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)																																											20.94%
Third administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)														0.00%	3.19%													3.19%	4.12%											13.07%	8.52%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)																										7.36%	18.16%													18.16%	20.94%
Fourth administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)																			13.07%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)																																				11.59%	18.16%											5.02%
Fifth administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)																															4.06%	3.30%						13.07%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)																				3.65%	9.70%									9.70%	9.70%					11.59%
Sixth administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)						95.50%	23.02%																95.50%	13.07%	68.93%																								68.93%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)																						11.97%	12.67%							9.70%																	11.97%
Seventh administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)																0.00%	95.50%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)																		19.28%	11.97%
Eighth administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)												0.00%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)	15.87%									15.75%	19.28%
Ninth administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)					0.00%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)									15.87%
Tenth And Eleventh Administrative Review Of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)				15.87%				0.00%
Solar 2
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)		30.06%															30.06%													30.06%			30.06%						30.06%			30.06%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)		38.43%															33.58%													33.58%			33.58%	33.58%	38.43%				33.58%			33.58%
Duty rate for anti-dumping duty on CSPV cells imported from Taiwan (as a percent)																														2.57%			4.39%						1.33%
Solar 2 | Minimum
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)																																										3.56%
Duty rate for anti-dumping duty on CSPV cells imported from Taiwan (as a percent)																																	1.52%
Solar 2 | Maximum
COMMITMENTS AND CONTINGENCIES
Duty rate for anti-dumping duty on CSPV cells imported from Taiwan (as a percent)																																	3.78%									4.20%
Seventh administrative review of Solar 2
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)													33.58%
Eighth administrative review of the Solar 2
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)						33.58%
Canadian Solar International Ltd. | Fourth administrative review of Solar 1
COMMITMENTS AND CONTINGENCIES
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)																																				10.64%	18.16%											4.22%